Cover Page	Apr. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Entity Registrant Name	Schneider National, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	001-38054
Entity Tax Identification Number	39-1258315
Entity Address, Address Line One	3101 South Packerland Drive
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54313
City Area Code	920
Local Phone Number	592-2000
Title of 12(b) Security	Class B common stock, no par value
Trading Symbol	SNDR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692063
Amendment Flag	true
Document Period End Date	Apr. 29, 2024
Amendment Description	On May 1, 2024, Schneider National, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission (the “Commission”) to report, among other things, an amendment to the Company’s Amended and Restated Bylaws. On May 2, 2024, the Company filed Amendment No. 1 to the Original Form 8-K (“Amendment No. 1”) with the Commission, to include the conformed signature of the Company’s Executive Vice President, General Counsel, and Corporate Secretary which was inadvertently omitted from the Original Form 8-K. On May 3, 2024, the Company filed Amendment No. 2 to the Original Form 8-K (“Amendment No. 2”) with the Commission to correct a scrivener’s error in the information reported in Item 8.01 of the Original 8-K. The Company is filing this Amendment No. 3 to the Original Form 8-K (“Amendment No. 3”) to replace an incorrect version of the Company’s Amended and Restated Bylaws filed as Exhibit 3.1 thereto (and to Amendment No. 1). The correct Amended and Restated Bylaws as of April 29, 2024 are filed as Exhibit 3.1 hereto and supersede Exhibit 3.1 to the Original Form 8-K and Amendment No. 1 in their entirety. In accordance with the Commission’s rules, Item 9.01 is being restated in its entirety, including a reference to Exhibit 99.1, which, for the avoidance of doubt, is not being amended and is incorporated by reference to Amendment No. 1. In all respects other than the replacement of Exhibit 3.1, the disclosures and exhibits of the Original Form 8-K, as amended by Amendment No. 1 and Amendment No. 2, remain unchanged.